FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details Narrative) - USD ($)	6 Months Ended
	May 31, 2022	Nov. 30, 2021
Derivative liabilities	$ 2,727,729	$ 1,277,200
Expected credit loss loans receivable	356,070
Current financial liabilities	5,078,128
Cash	$ 1,705,518	$ 4,305,461